SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2025
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS

5. SHORT-TERM INVESTMENTS

	As of December 31,
	2024	2025
	RMB	RMB
Time deposits(1)	—	19,728
Total	—	19,728

(1)	Short-term investments with the amount of RMB 18,881 are pledged for the issuance of bank acceptance notes as of December 31, 2025.